Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.90%
Aerospace & Defense–0.92%
Curtiss-Wright Corp.	59,791	$7,544,428
Air Freight & Logistics–0.65%
Hub Group, Inc., Class A(b)	78,057	5,366,419
Airlines–0.45%
Spirit Airlines, Inc.(b)	144,082	3,737,487
Alternative Carriers–0.86%
EchoStar Corp., Class A(b)(c)	278,532	7,105,351
Aluminum–1.18%
Kaiser Aluminum Corp.	88,956	9,692,646
Apparel, Accessories & Luxury Goods–0.52%
Carter’s, Inc.	43,882	4,267,086
Application Software–6.65%
Bottomline Technologies (DE), Inc.(b)	213,006	8,366,876
Envestnet, Inc.(b)	66,285	5,318,709
Everbridge, Inc.(b)	28,802	4,350,254
J2 Global, Inc.(b)	143,674	19,628,741
Olo, Inc., Class A(b)(c)	114,180	3,428,825
Paycor HCM, Inc.(b)	127,371	4,478,364
Q2 Holdings, Inc.(b)	113,893	9,127,385
		54,699,154
Asset Management & Custody Banks–2.35%
Federated Hermes, Inc., Class B	225,916	7,342,270
Focus Financial Partners, Inc., Class A(b)	229,538	12,020,905
		19,363,175
Auto Parts & Equipment–2.15%
Dorman Products, Inc.(b)	97,659	9,245,377
Visteon Corp.(b)	89,323	8,431,198
		17,676,575
Automotive Retail–3.38%
AutoNation, Inc.(b)	137,006	16,681,851
Monro, Inc.	192,777	11,086,605
		27,768,456
Biotechnology–1.53%
ADC Therapeutics S.A. (Switzerland)(b)(c)	60,321	1,638,318
Avid Bioservices, Inc.(b)	221,705	4,782,177
Twist Bioscience Corp.(b)(c)	57,805	6,183,401
		12,603,896
Building Products–1.03%
Masonite International Corp.(b)	79,573	8,445,082
Construction & Engineering–1.41%
Comfort Systems USA, Inc.	70,094	4,999,104
Valmont Industries, Inc.	28,040	6,592,765
		11,591,869
Shares		Value
Construction Machinery & Heavy Trucks–0.46%
Allison Transmission Holdings, Inc.	107,020	$3,779,946
Construction Materials–1.28%
Summit Materials, Inc., Class A(b)	328,606	10,505,534
Data Processing & Outsourced Services–0.84%
Paya Holdings, Inc., Class A(b)(c)	635,265	6,905,331
Diversified Banks–0.94%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	217,421	7,720,620
Diversified Metals & Mining–1.06%
Compass Minerals International, Inc.(c)	135,665	8,736,826
Electrical Components & Equipment–2.01%
Atkore, Inc.(b)	119,201	10,360,951
EnerSys	82,523	6,143,012
		16,503,963
Gas Utilities–2.77%
National Fuel Gas Co.	183,468	9,635,740
Northwest Natural Holding Co.	99,070	4,556,229
Suburban Propane Partners L.P.	562,046	8,627,406
		22,819,375
Health Care Equipment–5.10%
AtriCure, Inc.(b)	144,324	10,037,734
CryoPort, Inc.(b)(c)	147,094	9,783,222
Heska Corp.(b)(c)	34,671	8,963,841
Ortho Clinical Diagnostics Holdings PLC(b)	263,340	4,866,523
Tandem Diabetes Care, Inc.(b)	69,527	8,300,133
		41,951,453
Health Care Facilities–2.25%
Acadia Healthcare Co., Inc.(b)	65,163	4,156,096
Tenet Healthcare Corp.(b)	216,643	14,393,761
		18,549,857
Health Care Services–2.61%
1Life Healthcare, Inc.(b)(c)	173,643	3,516,271
Addus HomeCare Corp.(b)	100,524	8,016,789
LHC Group, Inc.(b)	63,466	9,958,450
		21,491,510
Health Care Supplies–0.57%
BioLife Solutions, Inc.(b)	110,198	4,663,579
Health Care Technology–1.81%
Inspire Medical Systems, Inc.(b)	64,091	14,925,512
Homebuilding–1.27%
TopBuild Corp.(b)	50,863	10,417,251
Hotel & Resort REITs–0.88%
DiamondRock Hospitality Co.(b)	766,269	7,241,242
Household Products–0.78%
Energizer Holdings, Inc.	163,615	6,389,166

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–4.24%
ASGN, Inc.(b)	156,531	$17,709,918
Korn Ferry	236,737	17,130,289
		34,840,207
Hypermarkets & Super Centers–1.24%
BJ’s Wholesale Club Holdings, Inc.(b)	185,410	10,182,717
Industrial Machinery–5.16%
EnPro Industries, Inc.	107,656	9,378,991
Evoqua Water Technologies Corp.(b)	356,911	13,405,577
Zurn Water Solutions Corp.	305,203	19,621,501
		42,406,069
Internet & Direct Marketing Retail–1.28%
Overstock.com, Inc.(b)	135,630	10,568,290
Investment Banking & Brokerage–1.74%
Stifel Financial Corp.	210,321	14,293,415
Leisure Facilities–0.68%
Cedar Fair L.P.(b)	119,928	5,562,261
Life Sciences Tools & Services–2.52%
Adaptive Biotechnologies Corp.(b)	136,435	4,637,426
NeoGenomics, Inc.(b)	178,909	8,630,570
Repligen Corp.(b)	25,792	7,453,630
		20,721,626
Metal & Glass Containers–0.68%
Silgan Holdings, Inc.	145,947	5,598,527
Multi-Utilities–1.23%
Avista Corp.	258,041	10,094,564
Office Services & Supplies–0.75%
ACCO Brands Corp.	714,487	6,137,443
Oil & Gas Equipment & Services–0.50%
NOV, Inc.(b)	313,517	4,110,208
Oil & Gas Exploration & Production–1.71%
Chesapeake Energy Corp.(c)	116,249	7,159,776
CNX Resources Corp.(b)(c)	545,052	6,878,556
		14,038,332
Packaged Foods & Meats–1.53%
Simply Good Foods Co. (The)(b)	366,186	12,629,755
Personal Products–1.50%
BellRing Brands, Inc., Class A(b)	265,558	8,165,908
Honest Co., Inc. (The)(b)(c)	406,628	4,220,799
		12,386,707
Pharmaceuticals–0.46%
Collegium Pharmaceutical, Inc.(b)	191,482	3,779,855
Regional Banks–8.21%
BankUnited, Inc.	231,300	9,672,966
Berkshire Hills Bancorp, Inc.	194,886	5,258,024
Cathay General Bancorp	193,626	8,014,180
FB Financial Corp.	105,435	4,521,053
Heritage Financial Corp.	228,514	5,827,107
OceanFirst Financial Corp.	281,522	6,027,386
Pacific Premier Bancorp, Inc.	240,770	9,977,509
Shares		Value
Regional Banks–(continued)
Silvergate Capital Corp., Class A(b)	37,384	$4,317,852
Sterling Bancorp	557,137	13,906,140
		67,522,217
Research & Consulting Services–2.64%
CACI International, Inc., Class A(b)	40,584	10,637,066
KBR, Inc.	281,667	11,097,680
		21,734,746
Restaurants–3.14%
Denny’s Corp.(b)	515,840	8,428,826
Jack in the Box, Inc.	94,609	9,208,294
Texas Roadhouse, Inc.	89,944	8,214,585
		25,851,705
Semiconductor Equipment–2.95%
Brooks Automation, Inc.	151,178	15,473,068
MKS Instruments, Inc.	58,120	8,770,889
		24,243,957
Semiconductors–1.97%
Allegro MicroSystems, Inc. (Japan)(b)	170,599	5,452,344
Semtech Corp.(b)	137,656	10,733,038
		16,185,382
Specialized REITs–3.51%
EPR Properties	127,862	6,313,825
Four Corners Property Trust, Inc.	403,309	10,832,880
National Storage Affiliates Trust	221,967	11,717,638
		28,864,343
Specialty Chemicals–1.61%
Amyris, Inc.(b)	303,298	4,164,282
Diversey Holdings Ltd.(b)	282,181	4,526,183
NewMarket Corp.	13,373	4,530,371
		13,220,836
Thrifts & Mortgage Finance–1.94%
WSFS Financial Corp.	311,207	15,968,031
Total Common Stocks & Other Equity Interests (Cost $535,026,953)		813,403,982

Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,986,166	2,986,166
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,909,078	1,909,842
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,412,762	3,412,762
Total Money Market Funds (Cost $8,308,770)		8,308,770
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $543,335,723)		821,712,752
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.46%
Invesco Private Government Fund, 0.02%(d)(e)(f)	13,465,228	13,465,228
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	31,406,297	$31,418,860
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,884,088)		44,884,088
TOTAL INVESTMENTS IN SECURITIES–105.37% (Cost $588,219,811)		866,596,840
OTHER ASSETS LESS LIABILITIES—(5.37)%		(44,203,398)
NET ASSETS–100.00%		$822,393,442
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,875,710	$50,691,223	$(49,580,767)	$-	$-	$2,986,166	$743
Invesco Liquid Assets Portfolio, Institutional Class	1,339,636	35,616,592	(35,046,520)	92	42	1,909,842	284
Invesco Treasury Portfolio, Institutional Class	2,143,668	57,932,826	(56,663,732)	-	-	3,412,762	314
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,231,743	80,585,312	(69,351,827)	-	-	13,465,228	1,031*
Invesco Private Prime Fund	3,347,614	133,469,554	(105,398,629)	-	321	31,418,860	14,681*
Total	$10,938,371	$358,295,507	$(316,041,475)	$92	$363	$53,192,858	$17,053

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$813,403,982	$—	$—	$813,403,982
Money Market Funds	8,308,770	44,884,088	—	53,192,858
Total Investments	$821,712,752	$44,884,088	$—	$866,596,840
Invesco V.I. Main Street Small Cap Fund®